Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay Vs Performance Disclosure [Line Items]
Pvp [Table Text Block]
Pay-Versus-Performance
The following table sets forth information concerning the compensation of our principal executive officer, or “PEO,”
and, on an average basis,

the compensation for our two

other highest paid named executive

officers, or “Other NEOs,”
for each of the fiscal

years ending December 31, 2024,

2023 and 2022, as such

compensation relates to our financial
performance for each such fiscal year.

Year
Summary
Compensation
Table Total

for
PEO (3)
Compensation
Actually Paid to
PEO (3)
Average
Summary
Compensation
Table Total

for
Other NEOs (3)
Average
Compensation
Actually Paid to
Other NEOs (3)
Initial Fixed
$100 Investment
Based on Total
Shareholder
Return (4) Net Income
2024

(1)
$ 393,222 $ 393,222 $ 282,307 $ 282,307 $ 83.66 $ 6,397,000
2023

(2)
341,224 341,224 271,119 271,119 71.93 1,395,000
2022

(2)
519,810 519,810 290,714 290,714 74.01 10,346,000
(1)

For 2024

and 2023,

the PEO

was
David A. Hedges

and the

Other NEOs

were Robert

L. Smith,

Senior Vice

President and
Chief Lending Officer and W. James Walker,

IV,

Senior Vice President and Chief Financial Officer.

(2)

For 2022, the PEO

was Robert W.

Dumas and the Other

NEOs were David

A. Hedges, Executive Vice

President and Chief
Financial Officer and Robert L. Smith, Senior Vice President and Chief Lending Officer.
(3)

The Company did not have any equity awards for the years presented; therefore, the Summary Compensation Table Total for
PEO and Compensation Actually Paid to PEO are the

same, and the Average Summary

Compensation Table Total

for Other
NEOs and Average Compensation Actually Paid to Other NEOs are the same.
(4) Total Shareholder Return

is the cumulative total shareholder return, which

assumes $100 was invested in our common

stock
at the market price at the regular close of Nasdaq trading on December 31, 2021 through December 31, 2024.

It assumes the
reinvestment of all cash

dividends prior to any

tax effect.

Net income for 2023

reflects the losses incurred

to reposition our
balance sheet in December 2023.

Co Selected Measure Name	Total Shareholder Return
Named Executive Officers Fn [Text Block]
(1)

For 2024

and 2023,

the PEO

was
David A. Hedges

and the

Other NEOs

were Robert

L. Smith,

Senior Vice

President and
Chief Lending Officer and W. James Walker,

IV,

Senior Vice President and Chief Financial Officer.

(2)

For 2022, the PEO

was Robert W.

Dumas and the Other

NEOs were David

A. Hedges, Executive Vice

President and Chief
Financial Officer and Robert L. Smith, Senior Vice President and Chief Lending Officer.

Peo Total Comp Amt	$ 393,222	$ 341,224	$ 519,810
Peo Actually Paid Comp Amt	393,222	341,224	519,810
Non Peo Neo Avg Total Comp Amt	282,307	271,119	290,714
Non Peo Neo Avg Comp Actually Paid Amt	$ 282,307	271,119	290,714
Comp Actually Paid Vs Total Shareholder Rtn [Text Block]
Description

of

Relationship

Between

PEO

and

Other

NEO

Compensation

Actually

Paid

and

Company

Total
Shareholder Return (“TSR”)
The

following

chart

sets

forth

the

relationship

between

Compensation

Actually

Paid

to

our

PEO,

the

average

of
Compensation

Actually Paid

to our

other NEOs,

and the

Company’s

cumulative

TSR over

the three

most recently
completed fiscal years.
.

Comp Actually Paid Vs Net Income [Text Block]
Description of Relationship Between PEO and Other NEO Compensation

Actually Paid and Net Income
The

following

chart

sets

forth

the

relationship

between

Compensation

Actually

Paid

to

our

PEO,

the

average

of
Compensation Actually Paid to our

other NEOs, and our Net Income during

the three most recently completed

fiscal
years.
.

Total Shareholder Rtn Amt	$ 83.66	71.93	74.01
Net Income Loss	$ 6,397,000	$ 1,395,000	$ 10,346,000
Peo Name	David A. Hedges